Condensed Consolidated and Combined Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Allowance of doubtful accounts	$ 91	$ 91	$ 107
Common stock, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	100,000	100,000
Common stock, shares issued	454,617,131	100	0
Common stock, shares outstanding	454,617,131	100	0